Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash flows from operating activities:
Net Income	$ 37,719	$ 15,016
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25,519	23,126
Impairment of vessels	0	8,497
Gain on sale of vessel	(7,770)	0
Amortization of deferred financing costs	5,363	1,921
Amortization of original issue discount/premium on repurchase of notes	7,136	2,282
Amortization of intangible liabilities/assets - charter agreements	(2,461)	355
Share based compensation	1,854	1,282
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable and other assets	(5,633)	182
Increase in inventories	(139)	(476)
Decrease in accounts payable and other liabilities	(3,148)	(5,154)
Decrease in related parties' balances, net	(447)	(3,460)
Increase/(decrease) in deferred revenue	620	(4,968)
Unrealized foreign exchange loss	0	1
Net cash provided by operating activities	58,613	38,604
Cash flows from investing activities:
Acquisition of vessels and intangibles	(98,400)	(23,060)
Cash paid for vessel expenditures	(2,233)	(1,385)
Advances for vessel acquisitions and other additions	(25,957)	(1,279)
Cash paid for drydockings	(4,181)	(7,189)
Net proceeds from sale of vessels	16,514	4,119
Net cash used in investing activities	(114,257)	(28,794)
Cash flows from financing activities:
Proceeds from issuance of 2024 Notes	22,702	19,193
Repurchase of 2022 Notes, including premium	(239,183)	(57,822)
Proceeds from drawdown of credit facilities	461,805	47,000
Repayment of credit facilities	(53,838)	(33,912)
Repayment of refinanced debt	(143,799)	(44,366)
Deferred financing costs paid	(7,916)	(969)
Proceeds from offering of Class A common shares, net of offering costs	67,612	(76)
Proceeds from offering of Series B preferred shares, net of offering costs	34,345	4,982
Class A common shares - dividend paid	(9,347)	0
Series B Preferred Shares - dividend paid	(3,495)	(1,790)
Net cash provided by/(used in) financing activities	128,886	(67,760)
Net increase/(decrease) in cash and cash equivalents and restricted cash	73,242	(57,950)
Cash and cash equivalents and restricted cash at beginning of the period	92,262	147,636	$ 147,636
Cash and cash equivalents and restricted cash at end of the period	165,504	89,686	$ 92,262
Supplementary Cash Flow Information:
Cash paid for interest	24,547	33,098
Non-cash investing activities:
Unpaid drydocking expenses	1,890	482
Unpaid vessel expenditures	3,474	2,823
Non-cash financing activities:
Unpaid offering costs	63	0
Unpaid deferred financing costs	$ 406	$ 0